VCC Mortgage Securities, LLC ABS-15G

Exhibit 99.11

Exception Grades

AMC Loan ID	Customer Loan ID	EDGAR Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	2025-4-100172		33815881	XXXX	XX/XX/XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Certificate of NOO and Indemnity not provided		Missing certificate of occupancy and indemnity for individual trustees (MCP indicates this is required for vesting in a trust). Additional comment added by client, Occupancy was verified with the following: Borrower signed the business purpose disclosure, the origination credit report confirmed the borrower’s primary address. Appraisal confirmed tenant occupancy and there is a signed lease in file for subject property.				Buyer Comment (2025-07-21): per document in file, borrower refused to sign. There is proof of primary in file.			XX/XX/XXXX	3	C	XX/XX/XXXX	XX		C	C		A			No